Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the following information is provided about the relationship between compensation actually paid (as defined by SEC rules) to our named executive officers and certain financial performance of the company.

Year	Summary Compensation Table Total for PEO ($) (a)	Compensation Actually Paid to PEO ($) (b)	Average Summary Compensation Table Total for Non-PEO NEOs (c)	Average Compensation Actually Paid to Non-PEO NEOs (c)	Value of Initial Fixed $100 Investment Based On:		Net Income ($) (f)
					Total Shareholder Return (TSR) ($) (d)	Peer Group Total Shareholder Return ($) (e)

2024	189,417	189,417	—	—	88.53	117.56	43,444,000

2023	182,163	182,163	—	—	87.19	112.04	102,413,000

2022	175,188	175,188	—	—	81.74	100.62	57,632,000

2021	169,698	169,698	—	—	89.92	134.06	132,930,000

2020	164,181	164,181	—	—	89.62	94.88	41,939,000

(a)	Reflects compensation amounts reported in the “Summary Compensation Table” for our Chief Executive Officer, Steven Roth, for the respective years shown.

(b)
In accordance with Item 402(v), there was no additional compensation amounts paid to our Chief Executive Officer, Steven Roth for the respective time periods other than what is noted in column b (“Summary Compensation Table Total for PEO”) and there are no adjustments that are applicable to the Summary Compensation Table Total for PEO in order to calculate compensation actually paid as all stock awards made to Mr. Roth were fully vested at grant (and, accordingly, the grant date fair value of the awards used for purposes of the Summary Compensation Table is the same grant date fair value as is used for purposes of calculating compensation actually paid).

(c)
Reflects compensation amounts reported in the “Summary Compensation Table” and paid to Gary Hansen, Chief Financial Officer, since November 2, 2021 and Matthew Iocco, previous Chief Financial Officer, for the remaining time period. There was no compensation paid to Non-PEO NEOs for the last five fiscal years.

(d)
Represents the cumulative total shareholder return of Alexander’s, Inc. for the respective measurement period, calculated based on a fixed investment of $100 measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each fiscal year reported in the table.

(e)
Represents the cumulative total shareholder return of the National Association of Real Estate Investment Trusts (“NAREIT”) All Equity Index (which we also use for purposes of the stock performance graph required by Item 201(k) of Regulation S-K) for the respective measurement period.

(f)	Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K.
In determining compensation actually paid for 2024, we did not consider any financial performance measures due to the fact the Company’s PEO’s sole compensation relates to compensation received in his capacity as a director which is based on market rates for board of director fees, taking into account the value of a director’s time. Accordingly, we have not included a tabular list of our most important financial performance measures to determine Fiscal 2024 compensation actually paid pursuant to Item 402(v) of Regulation S-K and we have not included a “company selected measure” (CSM) column in the table above.

Named Executive Officers, Footnote
(c)
Reflects compensation amounts reported in the “Summary Compensation Table” and paid to Gary Hansen, Chief Financial Officer, since November 2, 2021 and Matthew Iocco, previous Chief Financial Officer, for the remaining time period. There was no compensation paid to Non-PEO NEOs for the last five fiscal years.

Peer Group Issuers, Footnote
(e)
Represents the cumulative total shareholder return of the National Association of Real Estate Investment Trusts (“NAREIT”) All Equity Index (which we also use for purposes of the stock performance graph required by Item 201(k) of Regulation S-K) for the respective measurement period.

PEO Total Compensation Amount	$ 189,417	$ 182,163	$ 175,188	$ 169,698	$ 164,181
PEO Actually Paid Compensation Amount	$ 189,417	182,163	175,188	169,698	164,181
Adjustment To PEO Compensation, Footnote
(b)
In accordance with Item 402(v), there was no additional compensation amounts paid to our Chief Executive Officer, Steven Roth for the respective time periods other than what is noted in column b (“Summary Compensation Table Total for PEO”) and there are no adjustments that are applicable to the Summary Compensation Table Total for PEO in order to calculate compensation actually paid as all stock awards made to Mr. Roth were fully vested at grant (and, accordingly, the grant date fair value of the awards used for purposes of the Summary Compensation Table is the same grant date fair value as is used for purposes of calculating compensation actually paid).

Non-PEO NEO Average Total Compensation Amount	$ 0	0	0	0	0
Non-PEO NEO Average Compensation Actually Paid Amount	$ 0	0	0	0	0
Adjustment to Non-PEO NEO Compensation Footnote	There was no compensation paid to Non-PEO NEOs for the last five fiscal years.
Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Alexander’s, Inc. and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Alexander’s , Inc. Net Income
Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs. Alexander’s, Inc. and Peer Group TSR
Total Shareholder Return Amount	$ 88.53	87.19	81.74	89.92	89.62
Peer Group Total Shareholder Return Amount	117.56	112.04	100.62	134.06	94.88
Net Income (Loss)	$ 43,444,000	$ 102,413,000	$ 57,632,000	$ 132,930,000	$ 41,939,000
PEO Name	Steven Roth